Related Party Transactions (Detail) ¥ in Millions, $ in Millions		Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Amounts due to related parties, non-current:
Amounts due to related parties, non-current		¥ 1,820	$ 257	¥ 2,058
Related Party [Member]
Amounts due from related parties, current:
Amounts due from related parties, current		1,424	201	5,432
Amounts due from related parties, non-current:
Amounts due from related parties, non-current		195	27	60
Amounts due to related parties, current:
Amounts due to related parties, current		1,603	226	5,067
Amounts due to related parties, non-current:
Amounts due to related parties, non-current		77	11	99
Related Party B | Related Party [Member]
Amounts due from related parties, current:
Amounts due from related parties, current	[1]	341	48	3,730
Amounts due from related parties, non-current:
Amounts due from related parties, non-current	[1]	36	5	0
Amounts due to related parties, current:
Amounts due to related parties, current	[2]	517	73	3,912
Related Party C | Related Party [Member]
Amounts due from related parties, current:
Amounts due from related parties, current	[3]	229	32	337
Related Party D | Related Party [Member]
Amounts due from related parties, current:
Amounts due from related parties, current	[4]	499	70	1,059
Related Party F | Related Party [Member]
Amounts due to related parties, current:
Amounts due to related parties, current	[5]	76	11	66
Amounts due to related parties, non-current:
Amounts due to related parties, non-current	[5]	76	11	98
Other Related Parties | Related Party [Member]
Amounts due from related parties, current:
Amounts due from related parties, current	[6]	355	51	306
Amounts due from related parties, non-current:
Amounts due from related parties, non-current	[7]	159	22	60
Amounts due to related parties, current:
Amounts due to related parties, current	[8]	1,010	142	1,089
Amounts due to related parties, non-current:
Amounts due to related parties, non-current	[9]	¥ 1	$ 0	¥ 1

[1]	The balance represents non-trade loans due from Related Party B with interest rates ranging from 0.00% to 0.50%, which were fully repaid in December 2023, and receivables arising from providing online marketing services, cloud services and other services to Related Party B.
[2]	The balance represents non-trade loans due to Related Party B with interest rates of nil, which were fully settled in December 2023, and amounts arising from purchasing services from Related Party B in the ordinary course of business.
[3]	The balance mainly represents receivables arising from providing online marketing services to Related Party C.
[4]	The balance mainly represents non-trade loans due from Related Party D with interest rates of 3.465%, which were fully repaid in January 2023, unsettled receivables, and account receivables arising from providing technical services to Related Party D.
[5]	The balance mainly represents deferred revenue in relation to licenses of intellectual property to be provided to Related Party F.
[6]	The balance mainly represents amounts arising from content distribution services, cloud services and other services the Company provided to its investees in ordinary course of business.
[7]	The balance mainly represents prepayments for licensed copyrights to be received from the Company’s equity investees.
[8]	The balance mainly represents amounts arising from services including advertising services and licensing of content assets provided by the Company’s investees and non-trade amounts payable for acquiring the equity interest of the Company’s investees.
[9]	The balance mainly represents deferred revenue relating to the future services to be provided by the Company to investees.